Commitments and contingencies - Finance leases (Details) € in Millions	12 Months Ended	109 Months Ended
	Mar. 31, 2021 EUR (€) aircraft	Mar. 31, 2014 aircraft	Mar. 31, 2023 EUR (€) aircraft	Mar. 31, 2022 EUR (€)	Mar. 31, 2020 EUR (€)
Operating and Finance leases
Number of aircraft leased			29
Lease liability | €	€ 183.1		€ 206.3	€ 138.3	€ 245.9
Japanese Operating Leases with Call Options Arrangement | Boeing 737NG aircraft
Operating and Finance leases
Number of aircraft accounted for as finance leases		30
Period of euro denominated Japanese operating lease with call options		13 years
Number of aircraft purchased through exercise of options	10